Significant Accounting Policies (Details) - Schedule of fair value for options granted using the black-scholes option-pricing model	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.00%	80.00%	60.00%
Risk-free interest	0.81%
Expected life (in years)	5 years	5 years
Minimum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free interest		0.36%	2.33%
Expected life (in years)			4 years 1 month 24 days
Maximum [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free interest		1.62%	2.71%
Expected life (in years)			7 years